Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Consolidated Balance Sheet Line Items Which Include Related Party Transactions With Reporting Entity's Largest Shareholder

The following table presents the consolidated balance sheet line items which include deposits with Rio Tinto, amounts due from Rio Tinto and amounts payable to Rio Tinto:

	December 31,
	2013	2012

Cash and cash equivalents (i)	$-	$970,591
Due from related parties	5,070	496
Payable to related parties:
Management service payments (ii)	(100,569)	(91,175)
Cost recoveries (iv)	(75,237)	(94,226)
Standby purchaser fee (v)	(71,886)	-
Interest payable on long-term debt	(13,530)	(25,105)
Interim funding facility (Note 11 (a))	(1,789,787)	(1,799,004)
New bridge facility (Note 11 (b))	(339,475)	-

	$(2,385,414)	$(1,038,423)

(i)

Cash and cash equivalents at December 31, 2012 included two deposits with Rio Tinto totalling $970.6 million that earned interest at LIBOR plus 3.25% and were required to be repaid, in whole or in part, to the Company on demand. One deposit of $274.2 million was repaid on March 1, 2013 when Rio Tinto terminated that deposit arrangement in accordance with its terms. The remaining $696.4 million on deposit was fully repaid by May 22, 2013.

(ii)

In accordance with the Amended and Restated Shareholders Agreement, which was signed on June 8, 2011, and other related agreements, Turquoise Hill is required to pay a management services payment to Rio Tinto equal to a percentage of all capital costs and operating costs incurred by Oyu Tolgoi from March 31, 2010 onwards. Until the Oyu Tolgoi mine achieved the Commencement of Production, as defined in the Investment Agreement, on September 1, 2013, the percentage of costs used to calculate the management services payment was 1.5%. Thereafter, the percentage increased to 3.0%.

(iii)

The Rio Tinto credit facilities included gross-up provisions for withholding taxes. Accordingly, front end fees, commitment fees and interest expense include gross-ups for withholding taxes where applicable.

(iv)

Rio Tinto recovers the costs of providing general corporate support services and mine management services to Turquoise Hill. Mine management services are provided by Rio Tinto in its capacity as the manager of the Oyu Tolgoi mine.

(v)	During 2013, the Company recognized a derivative loss of $0.2 million associated with remeasuring the standby purchaser fee liability.

Other Related Party Transactions By Related Party

	Year Ended December 31,
	2013	2012

Global Mining Management Corporation (i)	$816	$24,019
Robert Friedland related entities (ii)	-	21,224

	$816	$45,243

(i)

On October 31, 2013, the Company ceased being one of seven equal shareholders of Global Mining Management Corporation (Global), a private company based in Vancouver, and the Company’s Vice President, Human Resources and Administration ceased being a director of Global’s parent company. Additionally, Global had a director in common with the Company until May 10, 2013. Global provided administration, accounting, and other office services to the Company on a cost-recovery basis.

(ii)

Robert Friedland beneficially owned more than 10% of the Company until late April 2013 and was the Company’s CEO up until April 17, 2012. Turquoise Hill had various service arrangements with certain private companies 100%-owned by Mr. Friedland. These arrangements were on a cost-recovery basis and included aircraft rental, administration and other office services out of London, England and Singapore. The cost-sharing arrangements with these entities were terminated in April 2012, and a payment of $19.4 million was made to settle all obligations.

Rio Tinto [Member]
Related Party Transactions With The Reporting Entity's Largest Shareholder By Their Nature
Year Ended December 31,
	2013	2012

Interest income on demand deposits (i)	$5,681	$385
Cost recoveries - Turquoise Hill	5,285	2,654

Financing costs:
Series D Warrants (Note 14 (c))	-	(164,384)
Standby purchaser fee (Note 14 (d) and (e))	(71,710)	(72,764)
Front end fees (Note 11) (iii)	(7,917)	(16,667)
Commitment fees (Note 11) (iii)	(14,527)	(19,607)
Interest expense (Note 11) (iii)	(129,910)	(101,109)
Management services payment (ii)	(21,750)	(34,392)
Cost recoveries - Rio Tinto (iv)	(98,302)	(113,326)

	$(331,150)	$(519,210)

(i)

Cash and cash equivalents at December 31, 2012 included two deposits with Rio Tinto totalling $970.6 million that earned interest at LIBOR plus 3.25% and were required to be repaid, in whole or in part, to the Company on demand. One deposit of $274.2 million was repaid on March 1, 2013 when Rio Tinto terminated that deposit arrangement in accordance with its terms. The remaining $696.4 million on deposit was fully repaid by May 22, 2013.

(ii)

In accordance with the Amended and Restated Shareholders Agreement, which was signed on June 8, 2011, and other related agreements, Turquoise Hill is required to pay a management services payment to Rio Tinto equal to a percentage of all capital costs and operating costs incurred by Oyu Tolgoi from March 31, 2010 onwards. Until the Oyu Tolgoi mine achieved the Commencement of Production, as defined in the Investment Agreement, on September 1, 2013, the percentage of costs used to calculate the management services payment was 1.5%. Thereafter, the percentage increased to 3.0%.

(iii)

The Rio Tinto credit facilities included gross-up provisions for withholding taxes. Accordingly, front end fees, commitment fees and interest expense include gross-ups for withholding taxes where applicable.

(iv)

Rio Tinto recovers the costs of providing general corporate support services and mine management services to Turquoise Hill. Mine management services are provided by Rio Tinto in its capacity as the manager of the Oyu Tolgoi mine.

(v)	During 2013, the Company recognized a derivative loss of $0.2 million associated with remeasuring the standby purchaser fee liability.